Share-based Compensation (Option Activities) (Narrative) (Details) (USD $)	12 Months Ended									0 Months Ended				12 Months Ended	0 Months Ended				12 Months Ended		12 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012 Non-employee consultants [Member]	Dec. 31, 2011 Non-employee consultants [Member]	Dec. 31, 2010 Non-employee consultants [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 02, 2013 Stock Options [Member] Non-employee consultants [Member]	Jul. 10, 2012 Stock Options [Member] Non-employee consultants [Member]	Feb. 28, 2011 Stock Options [Member] Non-employee consultants [Member] persons	Nov. 08, 2010 Stock Options [Member] Non-employee consultants [Member] persons	Dec. 31, 2012 Stock Options [Member] Non-employee consultants [Member]	Jan. 02, 2013 Stock Options [Member] Employees [Member]	Feb. 28, 2011 Stock Options [Member] Employees [Member] persons	Mar. 15, 2011 Stock Options [Member] One executive officer contingent upon IPO [Member]	Dec. 15, 2010 Stock Options [Member] One executive officer contingent upon IPO [Member]	Dec. 31, 2011 Stock Options [Member] One executive officer contingent upon IPO [Member]	May 05, 2011 Stock Options [Member] One executive officer contingent upon IPO [Member]	Dec. 31, 2012 Stock Options [Member] Two executive officers of NQ Mobile [Member]	Jul. 10, 2012 Stock Options [Member] Executive officer 1 of NQ Mobile [Member]	Jul. 10, 2012 Stock Options [Member] Executive officer 2 of NQ Mobile [Member]	Jan. 02, 2013 Stock Options [Member] Significant business partner [Member]	Nov. 02, 2011 Stock Options [Member] Significant business partner [Member]	Dec. 31, 2011 Stock Options [Member] Significant business partner [Member]	Jul. 10, 2012 Performance Related Options [Member] Significant business partner [Member]	Nov. 02, 2011 Performance Related Options [Member] Significant business partner [Member]	Dec. 31, 2012 Performance Related Options [Member] Significant business partner [Member]	Dec. 31, 2011 Performance Related Options [Member] Significant business partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected by modification												70	69			51
Additional share-based compensation expense recognized								$ 285,000	$ 2,452,000
Number of options newly authorized																	90,883	499,117							1,000,000			5,000,000
Minimum proportion of options granted to total shares outstanding on date immediately preceding closing of IPO																				1.00%
Number of options granted	450,000	2,337,500	1,780,000	3,535,450	15,657,942	12,184,000				725,000	200,000				5,062,000							1,062,500	52,500	250,000			250,000
Share-based compensation expense							8,266,000	9,874,000	12,502,000					38,000					798,000		262,000					833,000			265,000	0
Unrecognized compensation expense							$ 9,572,000	$ 15,741,000	$ 5,855,000										$ 0		$ 797,000					$ 0